UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544 or Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30

Date of reporting period: May 31, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

May 31, 2010

Semi-Annual Repor t

Legg Mason

Batterymarch

U.S. Large Cap

Equity

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Batterymarch U.S. Large Cap Equity Fund

Fund objective

The Fund seeks long-term capital appreciation.

Fund name change

Prior to October 5, 2009, the Fund was known as Legg Mason Partners U.S. Large Cap Equity Fund. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Batterymarch U.S. Large Cap Equity Fund for the six-month reporting period ended May 31, 2010.

Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period. Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 25, 2010

Legg Mason Batterymarch U.S. Large Cap Equity Fund	III

Investment commentary

Economic review

Economic conditions in the U.S. largely improved during the six-month reporting period ended May 31, 2010. This, in turn, had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 2.2%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program, its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales, and tax credits for first-time home buyers. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.6%. The Commerce Department cited a slower drawdown in business inventories and renewed consumer spending as contributing factors spurring the economy’s higher growth rate. The recovery continued during the first quarter of 2010, as GDP growth was 2.7%. The ongoing economic expansion was largely the result of increased consumer spending, which grew 3.0% during the quarter, versus a tepid 1.6% advance during the last three months of 2009.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). According to PMI data, manufacturing has now expanded ten consecutive months. May 2010’s PMI reading of 59.7 indicated that the manufacturing sector’s growth was broad-based, as sixteen of the eighteen industries tracked by the Institute for Supply Management grew during the month.

There was also some positive news in the labor market. The U.S. Department of Labor reported that employers added 431,000 jobs in May, the largest monthly gain in more than ten years. However, the vast majority of jobs created during the month — 411,000 — were temporary government positions tied to the 2010 Census. Nevertheless, during the first five months of the calendar year, an average of nearly 200,000 new positions was created per month. In addition, the unemployment rate fell to 9.7% in May compared to 9.9% in April.

There was mixed news in the housing market during the period. According to the National Association of Realtors, after existing home sales fell from December 2009 through February 2010, sales increased 7.0% and 8.0% in March and April, respectively. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2% in May. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 0.8% in April. This marked the first increase following six consecutive monthly declines.

Financial market overview

The financial markets were largely characterized by healthy investor risk appetite and solid results by the stock market during much of the six months ended April 30, 2010. However, the market experienced a sharp sell-off in May 2010. This was triggered by the sovereign debt crisis in Greece and uncertainties regarding new financial reforms in the U.S. Against this backdrop, risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities.

While economic data often surpassed expectations during the reporting period, the Federal Reserve Board (“Fed”)iv remained cautious. At its meeting in June 2010 (after the end of the reporting period), the Fed said it “will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, the Fed did take a first step in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 1/2 to 3/4 percent. The Fed also concluded its $1.25 trillion mortgage securities purchase program at the end of the first quarter of 2010. In addition, the Fed has now closed nearly all of the special liquidity facilities that it created to support the financial markets during the credit crisis.

Equity market review

In the U.S. equity market, stock prices, as measured by the S&P 500 Indexvi (the “Index”), rose during

IV	Legg Mason Batterymarch U.S. Large Cap Equity Fund

Investment commentary (cont’d)

four of the first five months of the reporting period. There were a number of factors contributing to the continued strong performance in the stock market, including improving economic conditions, renewed investor confidence and the accommodative monetary policy by the Fed.

While the market was initially resilient in the face of the mounting debt crisis in Greece and concerns regarding new financial reforms, these headwinds eventually took their toll on stock prices. After reaching a nineteen-month high on April 23, 2010, the market fell into “correction” territory in May, as it fell more than 10%. This marked the first correction since November 2007 and served to wipe out most of the Index’s earlier gains. All told, the Index returned a modest 0.40% over the six months ended May 31, 2010.

Looking at the U.S. stock market more closely, small-cap stocks generated the best returns, with the Russell 2000 Indexvii returning 14.84% for the six-month reporting period. In contrast, the Russell Midcap Indexviii and the large-cap Russell 1000 Index ix rose 10.41% and 1.53%, respectively. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthx and Russell 3000 Valuexi Indices, returned 1.68% and 3.37%, respectively.

Performance review

For the six months ended May 31, 2010, Class IS shares of Legg Mason Batterymarch U.S. Large Cap Equity Fund returned 1.28%. The Fund’s unmanaged benchmark, the Russell 1000 Index, returned 1.53% over the same time frame. The Lipper Large-Cap Core Funds Category Average1 returned -0.45% for the same period.

Performance Snapshot as of May 31, 2010 (unaudited)
6 months
Legg Mason Batterymarch U.S. Large Cap Equity Fund:
Class IS	1.28%
Class FI	1.25%
Class I	1.06%
Russell 1000 Index	1.53%
Lipper Large-Cap Core Funds Category Average	-0.45%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated March 30, 2010, the gross total operating expense ratios for Class IS, Class FI and Class I shares were 0.81%, 1.31% and 1.05%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.80% for Class IS shares, 1.05% for Class FI shares and 0.80% for Class I shares. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 29, 2010

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 977 funds in the Fund’s Lipper category.

Legg Mason Batterymarch U.S. Large Cap Equity Fund	V

RISKS: Common stocks are subject to market fluctuations. Foreign securities may involve certain risks not typically associated with investing in U.S. securities, including economic, political and social factors and currency fluctuations. Investments in real estate investment trusts (“REITs”) expose the Fund to risks similar to investing directly in real estate, and the value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.
vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

viii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

ix

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

[x]

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of May 31, 2010 and November 30, 2009. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2009 and held for the six months ended May 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class IS	1.28%	$1,000.00	$1,012.80	0.79%	$3.96
Class FI	1.25	1,000.00	1,012.50	1.05	5.27
Class I	1.06	1,000.00	1,010.60	0.79	3.96

Based on hypothetical total return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class IS	5.00%	$1,000.00	$1,020.99	0.79%	$3.98
Class FI	5.00	1,000.00	1,019.70	1.05	5.29
Class I	5.00	1,000.00	1,020.99	0.79	3.98
[1]	For the six months ended May 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2010

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Common Stocks — 98.2%
Consumer Discretionary — 14.1%
Auto Components — 1.5%
Autoliv Inc.	30,840	$1,464,900	*
BorgWarner Inc.	34,200	1,274,292	*
Goodyear Tire & Rubber Co.	70,800	842,520	*
Lear Corp.	14,600	987,982	*
TRW Automotive Holdings Corp.	94,060	2,829,325	*
Total Auto Components		7,399,019
Automobiles — 0.4%
Ford Motor Co.	161,700	1,896,741	*
Diversified Consumer Services — 0.3%
ITT Educational Services Inc.	14,256	1,439,001	*
Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	67,830	4,535,792
Starbucks Corp.	84,640	2,191,330
Total Hotels, Restaurants & Leisure		6,727,122
Household Durables — 1.0%
D.R. Horton Inc.	147,400	1,796,806
Garmin Ltd.	77,290	2,595,398
Jarden Corp.	27,000	785,970
Total Household Durables		5,178,174
Internet & Catalog Retail — 0.4%
Amazon.com Inc.	6,000	752,760	*
Liberty Media Holding Corp., Interactive Group, Series A Shares	117,800	1,527,866	*
Total Internet & Catalog Retail		2,280,626
Media — 3.3%
Cablevision Systems Corp., New York Group, Class A Shares	51,060	1,266,799
Comcast Corp., Class A Shares	160,590	2,905,073
DIRECTV, Class A Shares	54,300	2,046,567	*
Gannett Co. Inc.	84,010	1,305,515
Time Warner Cable Inc.	64,460	3,527,896
Time Warner Inc.	44,046	1,364,985
Viacom Inc., Class B Shares	59,400	1,996,434	*
Walt Disney Co.	60,950	2,036,949
Total Media		16,450,218
Multiline Retail — 1.9%
Dollar Tree Inc.	45,450	2,844,715	*
Family Dollar Stores Inc.	39,258	1,599,371
Kohl’s Corp.	20,150	1,022,613	*
Macy’s Inc.	68,600	1,523,606
Target Corp.	51,300	2,797,389
Total Multiline Retail		9,787,694
Specialty Retail — 3.4%
Aeropostale Inc.	40,500	1,122,255	*
Best Buy Co. Inc.	48,230	2,037,717
Gap Inc.	72,320	1,576,576
Home Depot Inc.	92,460	3,130,696

See Notes to Financial Statements.

4	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

May 31, 2010

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Specialty Retail — continued
Limited Brands Inc.	63,800	$1,586,068
Lowe’s Cos. Inc.	94,900	2,348,775
Ross Stores Inc.	54,170	2,838,508
TJX Cos. Inc.	53,480	2,431,201
Total Specialty Retail		17,071,796
Textiles, Apparel & Luxury Goods — 0.6%
Coach Inc.	73,150	3,007,196
Total Consumer Discretionary		71,237,587
Consumer Staples — 9.7%
Beverages — 1.7%
Coca-Cola Co.	111,190	5,715,166
PepsiCo Inc.	41,840	2,631,317
Total Beverages		8,346,483
Food & Staples Retailing — 2.2%
CVS Caremark Corp.	91,290	3,161,373
Wal-Mart Stores Inc.	138,190	6,986,886
Walgreen Co.	37,570	1,203,743
Total Food & Staples Retailing		11,352,002
Food Products — 1.2%
Del Monte Foods Co.	160,000	2,332,800
Kraft Foods Inc., Class A Shares	39,010	1,115,686
Sara Lee Corp.	87,903	1,245,586
Tyson Foods Inc., Class A Shares	89,940	1,581,145
Total Food Products		6,275,217
Household Products — 2.4%
Colgate-Palmolive Co.	30,800	2,405,172
Procter & Gamble Co.	158,280	9,669,325
Total Household Products		12,074,497
Personal Products — 0.5%
Estee Lauder Cos. Inc., Class A Shares	25,410	1,480,641
NBTY Inc.	24,300	832,032	*
Total Personal Products		2,312,673
Tobacco — 1.7%
Altria Group Inc.	131,120	2,660,425
Philip Morris International Inc.	134,560	5,936,787
Total Tobacco		8,597,212
Total Consumer Staples		48,958,084
Energy — 9.5%
Energy Equipment & Services — 1.2%
Noble Corp.	57,900	1,683,153	*
Oil States International Inc.	68,530	2,675,411	*
Schlumberger Ltd.	33,890	1,902,924
Total Energy Equipment & Services		6,261,488
Oil, Gas & Consumable Fuels — 8.3%
Alpha Natural Resources Inc.	43,270	1,660,270	*
Anadarko Petroleum Corp.	20,400	1,067,532
Apache Corp.	21,740	1,946,600

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report	5

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Chevron Corp.	115,740	$8,549,714
ConocoPhillips	90,500	4,693,330
Devon Energy Corp.	25,890	1,653,076
Exxon Mobil Corp.	241,235	14,585,068
Marathon Oil Corp.	43,000	1,336,870
Occidental Petroleum Corp.	55,300	4,562,803
Walter Industries Inc.	23,440	1,859,495
Total Oil, Gas & Consumable Fuels		41,914,758
Total Energy		48,176,246
Financials — 13.8%
Capital Markets — 1.6%
Ameriprise Financial Inc.	62,720	2,495,629
Bank of New York Mellon Corp.	33,890	921,808
Blackstone Group LP	37,200	396,180
Goldman Sachs Group Inc.	20,030	2,889,528
Morgan Stanley	44,200	1,198,262
Total Capital Markets		7,901,407
Commercial Banks — 3.2%
Bank of Hawaii Corp.	11,300	542,739
Bank of Montreal	39,104	2,300,488
BOK Financial Corp.	19,200	970,560
Commerce Bancshares Inc.	15,200	564,984
Credicorp Ltd.	23,600	2,083,644
Marshall & Ilsley Corp.	100,900	822,335
Popular Inc.	423,800	1,284,114
U.S. Bancorp	89,040	2,133,399
Wells Fargo & Co.	153,300	4,398,177
Zions Bancorporation	45,500	1,089,725
Total Commercial Banks		16,190,165
Consumer Finance — 0.7%
American Express Co.	42,800	1,706,436
AmeriCredit Corp.	76,400	1,651,768	*
Total Consumer Finance		3,358,204
Diversified Financial Services — 3.0%
Bank of America Corp.	341,750	5,379,145
Citigroup Inc.	534,800	2,117,808	*
JPMorgan Chase & Co.	188,680	7,467,954
Total Diversified Financial Services		14,964,907
Insurance — 3.2%
ACE Ltd.	58,700	2,885,692
American Financial Group Inc.	65,950	1,840,005
Assurant Inc.	57,750	2,003,925
Berkshire Hathaway Inc., Class B Shares	56,000	3,950,800	*
Chubb Corp.	30,100	1,512,224
Progressive Corp.	76,900	1,506,471
Travelers Cos. Inc.	39,460	1,952,086
Unum Group	20,382	470,824
Total Insurance		16,122,027

See Notes to Financial Statements.

6	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

May 31, 2010

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 1.1%
Annaly Capital Management Inc.	57,600	$976,896
Apartment Investment and Management Co., Class A Shares	48,400	998,492
Developers Diversified Realty Corp.	77,400	885,456
General Growth Properties Inc.	107,900	1,512,758
Host Hotels & Resorts Inc.	104,300	1,487,318
Total Real Estate Investment Trusts (REITs)		5,860,920
Real Estate Management & Development — 0.8%
Brookfield Properties Corp.	278,500	4,074,455
Regional Malls — 0.2%
Macerich Co.	25,400	1,050,544
Total Financials		69,522,629
Health Care — 13.5%
Biotechnology — 1.5%
Amgen Inc.	63,630	3,294,762	*
Cephalon Inc.	38,220	2,249,629	*
Gilead Sciences Inc.	54,420	1,954,766	*
Total Biotechnology		7,499,157
Health Care Equipment & Supplies — 1.5%
Baxter International Inc.	37,130	1,568,000
Beckman Coulter Inc.	13,400	769,696
C.R. Bard Inc.	9,940	804,842
CareFusion Corp.	17,200	437,224	*
Hologic Inc.	58,440	870,756	*
Hospira Inc.	27,900	1,452,474	*
Medtronic Inc.	29,560	1,158,160
Sirona Dental Systems Inc.	17,400	615,612	*
Total Health Care Equipment & Supplies		7,676,764
Health Care Providers & Services — 3.5%
Aetna Inc.	72,548	2,115,500
AmerisourceBergen Corp.	36,000	1,126,080
Cardinal Health Inc.	83,280	2,872,327
Coventry Health Care Inc.	70,620	1,461,834	*
Health Management Associates Inc., Class A Shares	134,320	1,249,176	*
Humana Inc.	35,400	1,630,170	*
McKesson Corp.	27,500	1,925,000
Medco Health Solutions Inc.	36,640	2,112,296	*
UnitedHealth Group Inc.	73,940	2,149,436
WellPoint Inc.	21,600	1,108,080	*
Total Health Care Providers & Services		17,749,899
Life Sciences Tools & Services — 0.4%
Life Technologies Corp.	40,079	2,006,355	*
Pharmaceuticals — 6.6%
Abbott Laboratories	85,800	4,080,648
Bristol-Myers Squibb Co.	119,460	2,772,667
Eli Lilly & Co.	36,180	1,186,342
Endo Pharmaceuticals Holdings Inc.	109,930	2,301,934	*
Forest Laboratories Inc.	32,300	835,924	*

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report	7

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Pharmaceuticals — continued
Johnson & Johnson	102,980	$6,003,734
Merck & Co. Inc.	177,169	5,968,824
Perrigo Co.	16,700	992,147
Pfizer Inc.	488,441	7,438,956
Warner Chilcott PLC	72,100	1,666,952	*
Total Pharmaceuticals		33,248,128
Total Health Care		68,180,303
Industrials — 9.6%
Aerospace & Defense — 1.7%
Alliant Techsystems Inc.	10,840	745,684	*
Boeing Co.	22,450	1,440,841
General Dynamics Corp.	25,830	1,753,857
Honeywell International Inc.	23,230	993,547
Lockheed Martin Corp.	26,410	2,110,687
Raytheon Co.	27,390	1,435,510
Total Aerospace & Defense		8,480,126
Air Freight & Logistics — 0.4%
United Parcel Service Inc., Class B Shares	32,960	2,068,570
Airlines — 0.9%
Continental Airlines Inc., Class B Shares	74,400	1,569,840	*
Delta Air Lines Inc.	59,600	809,368	*
Southwest Airlines Co.	181,100	2,252,884
Total Airlines		4,632,092
Building Products — 0.3%
Owens Corning Inc.	47,500	1,583,175	*
Commercial Services & Supplies — 0.5%
Brink’s Co.	27,440	622,065
R.R. Donnelley & Sons Co.	87,760	1,681,481
Total Commercial Services & Supplies		2,303,546
Construction & Engineering — 0.7%
Chicago Bridge & Iron Co. NV, New York Registered Shares	44,300	880,241	*
Foster Wheeler AG	39,000	936,390	*
Shaw Group Inc.	45,500	1,552,005	*
Total Construction & Engineering		3,368,636
Electrical Equipment — 0.2%
Emerson Electric Co.	25,330	1,176,325
Industrial Conglomerates — 3.3%
3M Co.	37,650	2,986,021
General Electric Co.	444,120	7,261,362
Textron Inc.	120,860	2,498,176
Tyco International Ltd.	44,724	1,618,562
United Technologies Corp.	31,400	2,115,732
Total Industrial Conglomerates		16,479,853
Machinery — 1.5%
Harsco Corp.	49,291	1,341,208
Illinois Tool Works Inc.	38,000	1,764,340
Joy Global Inc.	27,042	1,379,142

See Notes to Financial Statements.

8	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

May 31, 2010

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Machinery — continued
Oshkosh Truck Corp.	59,250	$2,105,153	*
Pall Corp.	32,040	1,090,962
Total Machinery		7,680,805
Professional Services — 0.1%
FTI Consulting Inc.	16,700	714,092	*
Total Industrials		48,487,220
Information Technology — 20.2%
Communications Equipment — 2.3%
Cisco Systems Inc.	298,920	6,922,987	*
Corning Inc.	93,700	1,633,191
QUALCOMM Inc.	50,390	1,791,869
Tellabs Inc.	145,600	1,310,400
Total Communications Equipment		11,658,447
Computers & Peripherals — 5.7%
Apple Inc.	50,320	12,940,291	*
Dell Inc.	121,600	1,620,928	*
EMC Corp.	123,500	2,299,570	*
Hewlett-Packard Co.	160,670	7,392,427
Seagate Technology	217,950	3,347,712	*
Western Digital Corp.	26,700	929,427	*
Total Computers & Peripherals		28,530,355
Electronic Equipment, Instruments & Components — 0.4%
Flextronics International Ltd.	231,400	1,517,984	*
Tech Data Corp.	17,900	727,635	*
Total Electronic Equipment, Instruments & Components		2,245,619
Internet Software & Services — 1.3%
eBay Inc.	53,300	1,141,153	*
Google Inc., Class A Shares	11,200	5,434,016	*
Total Internet Software & Services		6,575,169
IT Services — 2.9%
Accenture PLC, Class A Shares	51,282	1,924,101
Computer Sciences Corp.	36,660	1,832,633	*
International Business Machines Corp.	87,220	10,925,177
Total IT Services		14,681,911
Office Electronics — 0.6%
Xerox Corp.	329,068	3,063,623
Semiconductors & Semiconductor Equipment — 2.7%
Intel Corp.	335,000	7,175,700
KLA-Tencor Corp.	32,200	990,794
LSI Corp.	339,180	1,807,830	*
Micron Technology Inc.	235,420	2,139,968	*
Texas Instruments Inc.	50,770	1,239,803
Total Semiconductors & Semiconductor Equipment		13,354,095
Software — 4.3%
BMC Software Inc.	51,840	1,918,598	*
Broadridge Financial Solutions Inc.	34,800	665,376
CA Inc.	73,557	1,489,529

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report	9

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Software — continued
Microsoft Corp.	427,850	$11,038,530
Oracle Corp.	252,410	5,696,894
Symantec Corp.	78,240	1,108,661	*
Total Software		21,917,588
Total Information Technology		102,026,807
Materials — 3.0%
Chemicals — 0.9%
Dow Chemical Co.	37,800	1,017,198
E.I. du Pont de Nemours & Co.	27,680	1,001,185
Huntsman Corp.	125,910	1,256,582
Monsanto Co.	20,170	1,026,048
Total Chemicals		4,301,013
Containers & Packaging — 0.3%
Temple-Inland Inc.	66,620	1,407,681
Metals & Mining — 1.2%
Cliffs Natural Resources Inc.	21,381	1,194,343
Steel Dynamics Inc.	85,914	1,260,358
Teck Cominco Ltd., Class B Shares	45,500	1,547,910	*
Yamana Gold Inc.	190,190	2,046,444
Total Metals & Mining		6,049,055
Paper & Forest Products — 0.6%
International Paper Co.	67,600	1,570,348
MeadWestvaco Corp.	71,960	1,719,844
Total Paper & Forest Products		3,290,192
Total Materials		15,047,941
Telecommunication Services — 3.1%
Diversified Telecommunication Services — 2.9%
AT&T Inc.	296,160	7,196,688
Qwest Communications International Inc.	339,300	1,777,932
Verizon Communications Inc.	205,960	5,668,019
Total Diversified Telecommunication Services		14,642,639
Wireless Telecommunication Services — 0.2%
Rogers Communications Inc., Class B Shares	31,900	1,085,557
Total Telecommunication Services		15,728,196
Utilities — 1.7%
Electric Utilities — 0.5%
DPL Inc.	38,200	956,528
Exelon Corp.	13,570	523,802
Pinnacle West Capital Corp.	33,490	1,175,834
Total Electric Utilities		2,656,164
Gas Utilities — 0.6%
AGL Resources Inc.	31,900	1,164,350
Atmos Energy Corp.	29,980	813,058
Energen Corp.	21,000	929,670
Total Gas Utilities		2,907,078
Independent Power Producers & Energy Traders — 0.4%
AES Corp.	172,610	1,772,705	*

See Notes to Financial Statements.

10	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

May 31, 2010

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Security			Shares	Value
Multi-Utilities — 0.2%
TECO Energy Inc.			81,250	$1,263,437
Total Utilities				8,599,384
Total Investments before Short-Term Investment (Cost — $489,362,643)				495,964,397

	Rate	Maturity Date	Face Amount
Short-Term Investment — 2.4%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co., dated 05/28/10; Proceeds at maturity —$12,036,013; (Fully collateralized by U.S. Treasury Notes, 3.125% due 4/30/17; Market value — $12,280,481) (Cost — $12,036,000)	0.010%	6/1/10	$12,036,000	12,036,000
Total Investments — 100.6% (Cost — $501,398,643#)				508,000,397
Liabilities in Excess of Other Assets — (0.6)%				(3,191,852)
Total Net Assets — 100.0%				$504,808,545

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

May 31, 2010

Assets:
Investments, at value (Cost — $501,398,643)	$508,000,397
Cash	213
Dividends and interest receivable	1,103,669
Receivable for Fund shares sold	516,370
Prepaid expenses	39,113
Total Assets	509,659,762

Liabilities:
Payable for securities purchased	4,047,366
Payable for Fund shares repurchased	440,092
Investment management fee payable	330,694
Distribution fees payable	578
Accrued expenses	32,487
Total Liabilities	4,851,217
Total Net Assets	$504,808,545

Net Assets:
Par value (Note 7)	$556
Paid-in capital in excess of par value	563,837,509
Undistributed net investment income	2,159,242
Accumulated net realized loss on investments and foreign currency transactions	(67,789,396)
Net unrealized appreciation on investments and foreign currencies	6,600,634
Total Net Assets	$504,808,545

Shares Outstanding:
Class IS	55,288,410
Class FI	290,088
Class I	2,375

Net Asset Value:
Class IS (and redemption price)	$9.08
Class FI (and redemption price)	$9.08
Class I (and redemption price)	$9.06

See Notes to Financial Statements.

12	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended May 31, 2010

Investment Income:
Dividends	$4,970,781
Interest	315
Less: Foreign taxes withheld	(28,340)
Total Investment Income	4,942,756

Expenses:
Investment management fee (Note 2)	1,948,852
Legal fees	22,386
Trustees’ fees	20,619
Audit and tax	17,728
Registration fees	14,350
Insurance	5,485
Shareholder reports	4,142
Transfer agent fees (Note 5)	4,067
Distribution fees (Notes 2 and 5)	2,538
Custody fees	1,918
Miscellaneous expenses	3,439
Total Expenses	2,045,524
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(612)
Net Expenses	2,044,912
Net Investment Income	2,897,844

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	20,688,300
Foreign currency transactions	246
Net Realized Gain	20,688,546
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(16,733,046)
Foreign currencies	(1,204)
Change in Net Unrealized Appreciation/Depreciation	(16,734,250)
Net Gain on Investments and Foreign Currency Transactions	3,954,296
Increase in Net Assets from Operations	$6,852,140

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended May 31, 2010 (unaudited) and the Year Ended November 30, 2009	2010	2009

Operations:
Net investment income	$2,897,844	$5,903,128
Net realized gain (loss)	20,688,546	(37,880,445)
Change in net unrealized appreciation/depreciation	(16,734,250)	120,871,380
Increase in Net Assets From Operations	6,852,140	88,894,063

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(5,500,039)	(3,000,054)
Decrease in Net Assets From Distributions to Shareholders	(5,500,039)	(3,000,054)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	39,492,952	98,028,482
Reinvestment of distributions	5,499,377	2,974,004
Cost of shares repurchased	(45,748,537)	(82,765,785)
Increase (Decrease) in Net Assets From Fund Share Transactions	(756,208)	18,236,701
Increase in Net Assets	595,893	104,130,710

Net Assets:
Beginning of period	504,212,652	400,081,942
End of period*	$504,808,545	$504,212,652
* Includes undistributed net investment income of:	$2,159,242	$4,761,437

See Notes to Financial Statements.

14	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class IS Shares[1]	2010[2]	2009	2008[3]

Net asset value, beginning of period	$9.06	$7.51	$11.40

Income (loss) from operations:
Net investment income	0.05	0.11	0.08
Net realized and unrealized gain (loss)	0.07	1.50	(3.97)
Total income (loss) from operations	0.12	1.61	(3.89)

Less distributions from:
Net investment income	(0.10)	(0.06)	—
Total distributions	(0.10)	(0.06)	—

Net asset value, end of period	$9.08	$9.06	$7.51
Total return[4]	1.28%	21.56%	(34.12)%

Net assets, end of period (000s)	$502,152	$503,796	$399,753

Ratios to average net assets:
Gross expenses	0.79%[5]	0.80%	0.87%[5]
Net expenses[6,7]	0.79 [5]	0.80	0.80 [5]
Net investment income	1.12 [5]	1.39	1.62 [5]

Portfolio turnover rate	26%	86%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2010 (unaudited).

[3]	For the period April 30, 2008 (inception date) to November 30, 2008.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.80% until December 31, 2011.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report	15

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class FI Shares[1]	2010[2]	2009	2008[3]

Net asset value, beginning of period	$9.04	$7.50	$11.40

Income (loss) from operations:
Net investment income	0.05	0.09	0.07
Net realized and unrealized gain (loss)	0.07	1.49	(3.97)
Total income (loss) from operations	0.12	1.58	(3.90)

Less distributions from:
Net investment income	(0.08)	(0.04)	—
Total distributions	(0.08)	(0.04)	—

Net asset value, end of period	$9.08	$9.04	$7.50
Total return[4]	1.25%	21.15%	(34.21)%

Net assets, end of period (000s)	$2,635	$79	$66

Ratios to average net assets:
Gross expenses	1.08%[5]	2.39%	4.35%[5]
Net expenses[6,7]	1.05 [5]	1.05	1.05 [5]
Net investment income	1.00 [5]	1.15	1.15 [5]

Portfolio turnover rate	26%	86%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2010 (unaudited).

[3]	For the period April 30, 2008 (inception date) to November 30, 2008.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.05% until December 31, 2011.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class I Shares[1]	2010[2]	2009	2008[3]

Net asset value, beginning of period	$9.06	$7.51	$11.40

Income (loss) from operations:
Net investment income	0.05	0.11	0.08
Net realized and unrealized gain (loss)	0.05	1.50	(3.97)
Total income (loss) from operations	0.10	1.61	(3.89)

Less distributions from:
Net investment income	(0.10)	(0.06)	—
Total distributions	(0.10)	(0.06)	—

Net asset value, end of period	$9.06	$9.06	$7.51
Total return[4]	1.06%	21.56%	(34.12)%

Net assets, end of period (000s)	$22	$101	$66

Ratios to average net assets:
Gross expenses	1.26%[5]	2.13%	4.12%[5]
Net expenses[6,7]	0.80 [5]	0.80	0.80 [5]
Net investment income	0.97 [5]	1.37	1.40 [5]

Portfolio turnover rate	26%	86%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2010 (unaudited).

[3]	For the period April 30, 2008 (inception date) to November 30, 2008.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.80% until December 31, 2011.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the issuance date of the financial statements.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$495,964,397	—	—	$495,964,397
Short-term investment†	—	$12,036,000	—	12,036,000
Total investments	$495,964,397	$12,036,000	—	$508,000,397

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the

18	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report	19

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays Batterymarch 70% of the net management fee it receives from the Fund.

As a result of an expense limitation agreement between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to the average net assets of the Fund’s Class IS, FI and I shares will not exceed 0.80%, 1.05% and 0.80%, respectively. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

During the six months ended May 31, 2010, LMPFA waived and/or reimbursed expenses amounting to $612.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

20	Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended May 31, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$131,399,180
Sales	134,849,294

At May 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$43,807,036
Gross unrealized depreciation	(37,205,282)
Net unrealized appreciation	$6,601,754

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended May 31, 2010, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, C, FI and R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C and R shares calculated at the annual rate of 0.75% and 0.25%, of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended May 31, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees
Class IS	—	$3,578
Class A1	$4	3
Class C1	17	3
Class FI	2,508	414
Class R1	9	3
Class I	—	66
Total	$2,538	$4,067

[1]	On December 9, 2009, Class A, Class C and Class R shares were fully redeemed.

For the six months ended May 31, 2010, waivers and/or reimbursements by class were as follows:

Waivers/ Reimbursements
Class IS	$185
Class A1	3
Class C1	3
Class FI	357
Class R1	3
Class I	61
Total	$612

[1]	On December 9, 2009, Class A, Class C and Class R shares were fully redeemed.

Legg Mason Batterymarch U.S. Large Cap Equity Fund 2010 Semi-Annual Report	21

6. Distributions to shareholders by class

	Six Months Ended May 31, 2010	Year Ended November 30, 2009
Net Investment Income:
Class IS	$5,499,145	$2,998,729
Class A1	—	331
Class C1	—	—
Class FI	661	331
Class R1	—	169
Class I	233	494
Total	$5,500,039	$3,000,054

[1]	On December 9, 2009, Class A, Class C and Class R shares were fully redeemed.

7. Shares of beneficial interest

At May 31, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2010		Year Ended November 30, 2009
	Shares	Amount	Shares	Amount

Class IS
Shares sold	3,901,717	$36,737,605	12,801,824	$98,008,482
Shares issued on reinvestment	590,037	5,499,145	405,178	2,974,004
Shares repurchased	(4,814,145)	(45,316,871)	(10,827,677)	(82,765,785)
Net increase (decrease)	(322,391)	$(3,080,121)	2,379,325	$18,216,701

Class A1
Shares repurchased	(8,772)	$(79,210)	—	—
Net decrease	(8,772)	$(79,210)	—	—

Class C1
Shares repurchased	(8,772)	$(78,684)	—	—
Net decrease	(8,772)	$(78,684)	—	—

Class FI
Shares sold	293,353	$2,755,347	—	—
Shares repurchased	(12,037)	(115,263)	—	—
Net increase	281,316	$2,640,084	—	—

Class R1
Shares repurchased	(8,772)	$(79,123)	—	—
Net decrease	(8,772)	$(79,123)	—	—

Class I
Shares sold	—	—	2,350	$20,000
Shares issued on reinvestment	25	$232	—	—
Shares repurchased	(8,772)	(79,386)	—	—
Net increase (decrease)	(8,747)	$(79,154)	2,350	$20,000

[1]	On December 9, 2009, Class A, Class C and Class R shares were fully redeemed.

8. Capital loss carryforward

As of November 30, 2009, the Fund had a net capital loss carryforward of approximately $85,825,434, of which $24,596,467 expires in 2016 and $61,228,967 expires in 2017. These amounts will be available to offset any future taxable capital gains.

Legg Mason Batterymarch

U.S. Large Cap Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken, CFA Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Batterymarch Financial Management, Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Batterymarch U.S. Large Cap Equity Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Batterymarch U.S. Large Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART  OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money smanagement.*

*	Ranked eighth-largest money manager in the world, according to Pensions & Investments, May 31, 2010, based on 12/31/09 worldwide institutional assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011125 7/10 SR10-1119

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Equity Trust

Date:	August 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	August 2, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date:	August 2, 2010